RELATED PARTY TRANSACTIONS - Transactions with Other Affiliates of Geveran (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Frontline Management AS
Related Party Transaction [Line Items]
Related party expenses	$ (500)	$ (300)	$ (1,000)
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party expenses	(100)
Affiliate | Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party expenses	(144)	(312)	(548)
Affiliate | Seatankers Management Norway AS
Related Party Transaction [Line Items]
Related party expenses	(59)	(81)	(84)
Affiliate | Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Related party expenses	(288)	(122)	(711)
Affiliate | Frontline Ltd
Related Party Transaction [Line Items]
Related party revenue	(2)	17	0
Affiliate | Frontline Management AS
Related Party Transaction [Line Items]
Related party expenses	(184)	(154)	(336)
Affiliate | Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party expenses	(3,235)	(1,795)	(223)
Affiliate | SFL Corporation Ltd
Related Party Transaction [Line Items]
Related party expenses	0	(2)	0
Affiliate | FS Maritime SARL
Related Party Transaction [Line Items]
Related party expenses	(337)	(225)	0
Affiliate | Northern Ocean Limited
Related Party Transaction [Line Items]
Related party expenses	7	0	0
Affiliate | Golden Ocean Management AS
Related Party Transaction [Line Items]
Related party expenses	$ (1)	0	0
Affiliate | Front Ocean Management AS
Related Party Transaction [Line Items]
Related party expenses		$ 0	$ 0